SHARE-BASED COMPENSATION - SCHEDULE OF OPTION ACTIVITY UNDER 2021 PLAN AND 2018 PLAN (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SHARE-BASED COMPENSATION
Options Outstanding, beginning balance	5,230,344
Weighted-Average Exercise Price Outstanding, beginning balance	$ 13.66
Weighted- Average Remaining Contractual Term, Outstanding	6 years 10 months 28 days	8 years 1 month 28 days
Aggregate Intrinsic Value Outstanding, beginning balance	$ 49,728
Options Granted	1,489,191
Weighted-Average Exercise Price, Granted	$ 19.70
Options Exercised	(382,790)
Weighted-Average Exercise Price, Exercised	$ 3.88
Options, Cancelled/Forfeited	(3,902,210)
Weighted-Average Exercise Price, Cancelled/Forfeited	$ 18.01
Options Outstanding, ending balance	2,434,535	5,230,344
Weighted-Average Exercise Price Outstanding, ending balance	$ 11.93	$ 13.66
Aggregate Intrinsic Value Outstanding, ending balance	$ 387	$ 49,728
Options, Vested and exercisable	1,740,379
Weighted-Average Exercise Price, Vested and exercisable	$ 10.22
Weighted- Average Remaining Contractual Term, Vested and exercisable	6 years 5 months 8 days
Aggregate Intrinsic Value, Vested and exercisable	$ 336